Concentration Risk	12 Months Ended
Dec. 31, 2017
Concentration Risk [Abstract]
CONCENTRATION RISK

NOTE 12 - CONCENTRATION RISK:

Major customers and vendors are defined as those from whom the Group derives at least 10% of its revenues and cost of revenues, respectively.

During the years ended December 31, 2017, 2016 and 2015, revenues from the major customers reflected 89% (three customers), 79% (two customers) and 91% (three customers) of the total consolidated revenues, respectively.

During the years ended December 31, 2017, 2016 and 2015, the cost of revenues from major vendors reflected 17% (one vendor), 72% (three vendors) and 70% (three vendors) of the total consolidated cost of revenues, respectively.

As of December 31, 2017, accounts receivables from one of the Group’s customers represented 99% of total accounts receivables.